ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6%
	AEROSPACE & DEFENSE — 4.4%
743,000	Northrop Grumman Corporation		3.2000	02/01/27	$ 738,178
30,000	Northrop Grumman Corporation		3.2500	01/15/28	29,500
736,000	RTX Corporation		3.5000	03/15/27	732,248
782,000	Textron, Inc.		3.6500	03/15/27	777,860
					2,277,786
	BANKING — 5.7%
75,000	Bank of America Corporation(a)	TSFR3M + 1.022%	4.6960	09/15/26	75,127
192,000	Citigroup, Inc.		3.4000	05/01/26	192,000
481,000	Citigroup, Inc.		3.2000	10/21/26	478,877
334,000	Citizens Financial Group, Inc.		2.8500	07/27/26	332,812
21,000	JPMorgan Chase & Company		3.2000	06/15/26	20,982
500,000	JPMorgan Chase Bank NA		5.1100	12/08/26	503,006
250,000	KeyBank NA		5.8500	11/15/27	254,835
375,000	PNC Financial Services Group, Inc. (The)		3.1500	05/19/27	371,626
250,000	Synchrony Bank		5.6250	08/23/27	252,256
201,000	US Bancorp		3.1500	04/27/27	199,343
250,000	Wells Fargo Bank NA		5.4500	08/07/26	250,695
					2,931,559
	BIOTECH & PHARMA — 1.5%
531,000	AbbVie, Inc.		4.8000	03/15/27	534,238
221,000	Zoetis, Inc.		3.0000	09/12/27	217,299
					751,537
	CHEMICALS — 1.0%
509,000	Sherwin-Williams Company (The)		3.4500	06/01/27	504,597

	DIVERSIFIED INDUSTRIALS — 1.0%
503,000	Parker-Hannifin Corporation		4.2500	09/15/27	503,249

	E-COMMERCE DISCRETIONARY — 1.0%
531,000	Amazon.com, Inc.		3.8500	03/13/28	528,740

	ELECTRIC UTILITIES — 11.7%
167,000	American Electric Power Company, Inc.		5.7500	11/01/27	169,978
518,000	Dominion Energy, Inc.		2.8500	08/15/26	515,976

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	ELECTRIC UTILITIES — 11.7% (Continued)
253,000	Dominion Energy, Inc.	3.6000	03/15/27	$ 251,579
973,000	Duke Energy Corporation	2.6500	09/01/26	967,813
701,000	Entergy Corporation	2.9500	09/01/26	698,258
68,000	Entergy Texas, Inc.	1.5000	09/01/26	67,313
255,000	Evergy Kansas Central, Inc.	3.1000	04/01/27	252,983
70,000	Eversource Energy	4.7500	05/15/26	70,015
321,000	Exelon Corporation	2.7500	03/15/27	317,238
27,000	NextEra Energy Capital Holdings, Inc.	3.5500	05/01/27	26,818
764,000	NextEra Energy Capital Holdings, Inc.	4.6850	09/01/27	767,622
641,000	PPL Capital Funding, Inc.	3.1000	05/15/26	640,685
1,000,000	Southern Company (The)	3.2500	07/01/26	998,778
99,000	Virginia Electric and Power Company	3.7500	05/15/27	98,660
85,000	WEC Energy Group, Inc.	5.6000	09/12/26	85,342
25,000	WEC Energy Group, Inc.	5.1500	10/01/27	25,263
				5,954,321
	ELECTRICAL EQUIPMENT — 1.3%
155,000	Carrier Global Corporation(b)	2.4930	02/15/27	153,058
220,000	Carrier Global Corporation	2.4930	02/15/27	217,243
305,000	Hubbell, Inc.	3.1500	08/15/27	300,417
				670,718
	FOOD — 1.1%
53,000	General Mills, Inc.	4.7000	01/30/27	53,216
509,000	The Campbell's Company	5.2000	03/19/27	512,885
				566,101
	HEALTH CARE FACILITIES & SERVICES — 1.4%
190,000	Evernorth Health, Inc.	3.4000	03/01/27	188,843
535,000	Quest Diagnostics, Inc.	3.4500	06/01/26	534,686
				723,529
	INSTITUTIONAL FINANCIAL SERVICES — 4.6%
264,000	Bank of New York Mellon Corporation (The)	2.8000	05/04/26	263,974
568,000	Goldman Sachs Group, Inc. (The)	3.5000	11/16/26	566,265
452,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	451,104
589,000	Morgan Stanley	3.6250	01/20/27	587,027
155,000	Northern Trust Corporation	4.0000	05/10/27	154,911

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6% (Continued)
250,000	State Street Bank & Trust Company	4.5940	11/25/26	$ 250,856
62,000	State Street Corporation	5.2720	08/03/26	62,148
				2,336,285
	INSURANCE — 4.6%
1,124,000	Allstate Corporation (The)	3.2800	12/15/26	1,118,789
513,000	Chubb INA Holdings, Inc.	3.3500	05/03/26	512,946
202,000	CNA Financial Corporation	3.4500	08/15/27	199,551
374,000	Principal Financial Group, Inc.	3.1000	11/15/26	371,857
137,000	Principal Life Global Funding II(b)	5.0000	01/16/27	137,765
				2,340,908
	LEISURE FACILITIES & SERVICES — 1.5%
52,000	Marriott International, Inc.	3.1250	06/15/26	51,941
278,000	Marriott International, Inc.	5.4500	09/15/26	278,913
430,000	Marriott International, Inc.	4.2000	07/15/27	429,296
				760,150
	MACHINERY — 0.8%
417,000	Eaton Corporation	3.8500	03/06/28	414,305

	MEDICAL EQUIPMENT & DEVICES — 2.9%
1,038,000	Becton Dickinson and Company	3.7000	06/06/27	1,030,770
442,000	Stryker Corporation	4.5500	02/10/27	443,819
				1,474,589
	OIL & GAS PRODUCERS — 0.4%
198,000	Chevron Corporation	2.9540	05/16/26	197,894

	REAL ESTATE INVESTMENT TRUSTS — 4.0%
145,000	Prologis, L.P.	3.2500	10/01/26	144,546
77,000	Realty Income Corporation	4.8750	06/01/26	77,017
367,000	Realty Income Corporation	4.4500	09/15/26	367,089
85,000	Realty Income Corporation	4.1250	10/15/26	85,020
10,000	Realty Income Corporation	3.2000	01/15/27	9,932
332,000	Realty Income Corporation	3.9500	08/15/27	330,690
713,000	Tanger Properties, L.P.	3.1250	09/01/26	709,841
309,000	Tanger Properties, L.P.	3.8750	07/15/27	306,748
				2,030,883

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	RETAIL - DISCRETIONARY — 1.0%
498,000	Ross Stores, Inc.	4.7000	04/15/27	$ 497,463

	SEMICONDUCTORS — 1.7%
10,000	Broadcom, Inc.	3.4590	09/15/26	9,977
325,000	Intel Corporation	3.7500	03/25/27	323,806
537,000	Intel Corporation	3.1500	05/11/27	531,201
35,000	Intel Corporation	3.7500	08/05/27	34,719
				899,703
	SOFTWARE — 1.1%
548,000	Oracle Corporation	2.6500	07/15/26	546,038

	SPECIALTY FINANCE — 4.1%
485,000	American Express Company	3.3000	05/03/27	481,492
583,000	Capital One Financial Corporation	3.7500	07/28/26	582,309
148,000	Capital One Financial Corporation	3.6500	05/11/27	147,086
22,000	Capital One Financial Corporation	3.8000	01/31/28	21,760
66,000	Discover Financial Services	4.1000	02/09/27	65,948
332,000	Penske Truck Leasing Company Lp / PTL Finance(b)	5.7500	05/24/26	332,256
461,000	Synchrony Financial	3.7000	08/04/26	460,038
				2,090,889
	TECHNOLOGY SERVICES — 1.0%
492,000	International Business Machines Corporation	3.3000	05/15/26	491,860

	TELECOMMUNICATIONS — 2.5%
248,000	AT&T, Inc.	3.8000	02/15/27	247,367
515,000	AT&T, Inc.	4.2500	03/01/27	515,052
511,000	Verizon Communications, Inc.	4.1250	03/16/27	511,143
				1,273,562
	TRANSPORTATION & LOGISTICS — 1.3%
688,000	Norfolk Southern Corporation	2.9000	06/15/26	686,930

	TOTAL CORPORATE BONDS (Cost $31,476,526)			31,453,596

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6%
	U.S. TREASURY BILLS — 26.0%
857,000	United States Treasury Bill(c)	3.3700	05/14/26	$ 855,893
21,000	United States Treasury Bill(c)	3.5400	06/02/26	20,933
576,000	United States Treasury Bill(c)	3.5500	06/04/26	574,046
8,542,000	United States Treasury Bill(c)	3.5600	06/09/26	8,508,801
2,121,000	United States Treasury Bill(c)	3.6200	06/23/26	2,109,709
739,000	United States Treasury Bill(c)	3.6100	07/16/26	733,415
471,000	United States Treasury Bill(c)	3.6300	07/23/26	467,102
				13,269,899
		Coupon Rate (%)
	U.S. TREASURY NOTES — 12.6%
250,000	United States Treasury Note	3.6250	05/15/26	249,988
1,020,000	United States Treasury Note	0.7500	05/31/26	1,017,351
1,598,000	United States Treasury Note	4.3750	07/31/26	1,600,691
2,000,000	United States Treasury Note	3.7500	08/31/26	2,000,134
510,000	United States Treasury Note	4.2500	11/30/26	511,547
1,031,000	United States Treasury Note	3.6250	08/31/27	1,028,060
				6,407,771

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,675,202)			19,677,670

	TOTAL INVESTMENTS - 100.2% (Cost $51,151,728)			$ 51,131,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(94,037)
	NET ASSETS - 100.0%			$ 51,037,229

LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $623,079 or 1.2% of net assets.
(c)	Zero coupon bond.